Investment in Securities (Summary of Investment in Securities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Schedule of Investments [Line Items]
Equity securities		¥ 35,696	¥ 25,386
Equity securities	[1]	597,601	500,832
Held-to-maturity debt securities	[2]	0	114,759
Revision of Prior Period, Adjustment [Member]
Schedule of Investments [Line Items]
Held-to-maturity debt securities		115,507
Unrealized gain (loss) on investments		7,913
Investment Funds Elected for Fair Value Option
Schedule of Investments [Line Items]
Equity securities		26,945	18,544
Variable Annuity and Variable Life Insurance Contracts
Schedule of Investments [Line Items]
Equity securities		¥ 161,244	¥ 151,445

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥151,445 million and ¥161,244 million as of March 31, 2023 and 2024, respectively. The amount of investment funds and others elected the fair value option included in equity securities were ¥18,544 million and ¥26,945 million as of March 31, 2023 and 2024, respectively.
[2]	During fiscal 2024, bonds held as held-to-maturity debt securities were reclassified to available-for-sale debt securities. This is because a certain subsidiary changed its holding purposes in accordance with ASC 320 (“Investments—Debt Securities”) in order to improve profitability by building a flexible investment portfolio and improve capital stability. At the time of reclassification, the book value of held-to-maturity debt securities was ¥115,507 million and the related unrealized gain was ¥7,913 million.